Supplemental Guarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information
Supplemental Guarantor Financial Information
NOTE 14 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The obligation to pay principal and interest on the 2019 Notes is jointly and severally guaranteed on a full and unconditional basis by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of subsidiaries are, therefore, reflected in the parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Income (unaudited)

For the Three Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$927.9	$802.1	$37.6	$(825.7)	$941.9
Cost of products sold	573.7	734.0	27.8	(825.7)	509.8
Gross profit	354.2	68.1	9.8	--	432.1

Operating expenses:
Selling, general and administrative	320.7	25.7	17.9	--	364.3
Depreciation and amortization	16.6	0.8	0.9	--	18.3
Impairment of long-lived assets	0.6	--	--	--	0.6
Total operating expenses	337.9	26.5	18.8	--	383.2

Operating income (loss)	16.3	41.6	(9.0)	--	48.9

Interest income	0.2	2.4	1.4	(3.5)	0.5
Interest expense	(14.4)	--	--	3.5	(10.9)

Income (loss) from continuing operations before income taxes	2.1	44.0	(7.6)	--	38.5
Income tax (benefit) expense	(2.2)	16.6	0.6	--	15.0
Equity in earnings of subsidiaries, net of income taxes	20.6	(9.0)	--	(11.6)	--

Income (loss) from continuing operations	24.9	18.4	(8.2)	(11.6)	23.5
Discontinued operations, net of income taxes	--	1.4	--	--	1.4

Net income (loss)	$24.9	$19.8	$(8.2)	$(11.6)	$24.9

Condensed Consolidating Statements of Income (unaudited)

For the Three Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$969.1	$748.3	$32.6	$(787.7)	$962.3
Cost of products sold	576.7	692.3	23.8	(787.7)	505.1
Gross profit	392.4	56.0	8.8	--	457.2

Operating expenses:
Selling, general and administrative	332.6	4.5	9.9	--	347.0
Depreciation and amortization	18.4	0.4	0.4	--	19.2
Impairment of long-lived assets	0.4	--	--	--	0.4
Total operating expenses	351.4	4.9	10.3	--	366.6

Operating income (loss)	41.0	51.1	(1.5)	--	90.6

Interest income	0.4	2.4	1.4	(3.5)	0.7
Interest expense	(14.2)	--	--	3.5	(10.7)

Income (loss) from continuing operations before income taxes	27.2	53.5	(0.1)	--	80.6
Income tax expense (benefit)	11.4	19.8	(0.1)	--	31.1
Equity in earnings of subsidiaries, net of income taxes	37.2	(0.5)	--	(36.7)	--

Income from continuing operations	53.0	33.2	--	(36.7)	49.5
Discontinued operations, net of income taxes	--	3.5	--	--	3.5

Net income	$53.0	$36.7	$--	$(36.7)	$53.0

Condensed Consolidating Statements of Income (unaudited)

For the Six Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,955.5	$1,696.8	$73.8	$(1,766.8)	$1,959.3
Cost of products sold	1,224.4	1,562.3	52.9	(1,766.8)	1,072.8
Gross profit	731.1	134.5	20.9	--	886.5

Operating expenses:
Selling, general and administrative	660.4	44.6	29.9	--	734.9
Depreciation and amortization	33.5	1.4	1.7	--	36.6
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	694.9	46.0	31.6	--	772.5

Operating income (loss)	36.2	88.5	(10.7)	--	114.0

Interest income	0.3	5.2	2.8	(7.5)	0.8
Interest expense	(28.1)	--	--	7.5	(20.6)
Other loss	(4.1)	--	--	--	(4.1)

Income (loss) from continuing operations before income taxes	4.3	93.7	(7.9)	--	90.1
Income tax (benefit) expense	(0.6)	34.6	1.2	--	35.2
Equity in earnings of subsidiaries, net of income taxes	55.1	(10.1)	--	(45.0)	--

Income (loss) from continuing operations	60.0	49.0	(9.1)	(45.0)	54.9
Discontinued operations, net of income taxes	--	5.1	--	--	5.1

Net income (loss)	$60.0	$54.1	$(9.1)	$(45.0)	$60.0

Condensed Consolidating Statements of Income (unaudited)

For the Six Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,965.7	$1,573.0	$66.5	$(1,651.2)	$1,954.0
Cost of products sold	1,177.9	1,455.2	48.4	(1,651.2)	1,030.3
Gross profit	787.8	117.8	18.1	--	923.7

Operating expenses:
Selling, general and administrative	681.8	10.1	18.5	--	710.4
Depreciation and amortization	37.0	1.0	1.1	--	39.1
Impairment of long-lived assets	0.7	--	--	--	0.7
Total operating expenses	719.5	11.1	19.6	--	750.2

Operating income (loss)	68.3	106.7	(1.5)	--	173.5

Interest income	0.5	4.6	2.9	(6.7)	1.3
Interest expense	(27.3)	--	--	6.7	(20.6)

Income from continuing operations before income taxes	41.5	111.3	1.4	--	154.2
Income tax expense	17.6	41.3	0.5	--	59.4
Equity in earnings of subsidiaries, net of income taxes	79.2	--	--	(79.2)	--

Income from continuing operations	103.1	70.0	0.9	(79.2)	94.8
Discontinued operations, net of income taxes	--	8.3	--	--	8.3

Net income	$103.1	$78.3	$0.9	$(79.2)	$103.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$191.7	$341.1	$19.4	$--	$552.2
Accounts and notes receivable, net	229.7	41.1	7.6	--	278.4
Inventories	635.3	65.1	26.8	--	727.2
Other current assets	97.1	1.7	5.6	--	104.4
Intercompany receivables	--	222.7	--	(222.7)	--
Intercompany notes receivable	--	1,267.0	--	(1,267.0)	--
Total current assets	1,153.8	1,938.7	59.4	(1,489.7)	1,662.2

Property, plant and equipment, net	244.4	21.6	8.5	--	274.5
Goodwill, net	2.9	0.5	39.9	--	43.3
Other assets, net	60.8	13.5	10.0	--	84.3
Investment in subsidiaries	1,973.0	75.6	--	(2,048.6)	--
Total assets	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	$182.4	$24.7	$18.3	$--	$225.4
Accrued expenses and other current liabilities	220.6	37.9	6.9	--	265.4
Income taxes payable	8.3	--	1.1	--	9.4
Intercompany payables	219.6	--	3.1	(222.7)	--
Intercompany notes payable	1,267.0	--	--	(1,267.0)	--
Total current liabilities	1,897.9	62.6	29.4	(1,489.7)	500.2

Long-term debt	662.2	--	--	--	662.2
Other non-current liabilities	66.8	26.8	0.3	--	93.9
Total liabilities	2,626.9	89.4	29.7	(1,489.7)	1,256.3

Stockholders' equity	808.0	1,960.5	88.1	(2,048.6)	808.0
Total liabilities and stockholders' equity	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.8	$827.3	$19.0	$--	$931.1
Accounts and notes receivable, net	294.8	15.5	1.6	--	311.9
Inventories	595.9	27.5	22.8	--	646.2
Other current assets	112.6	4.3	5.9	--	122.8
Intercompany receivables	--	234.5	7.0	(241.5)	--
Intercompany notes receivable	--	718.1	--	(718.1)	--
Total current assets	1,088.1	1,827.2	56.3	(959.6)	2,012.0

Property, plant and equipment, net	248.2	6.1	9.1	--	263.4
Goodwill, net	2.8	0.5	36.5	--	39.8
Other assets, net	56.8	12.3	11.4	--	80.5
Investment in subsidiaries	1,819.6	76.7	--	(1,896.3)	--
Total assets	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$309.5	$--	$--	$--	$309.5
Accounts payable	155.1	50.0	15.2	--	220.3
Accrued expenses and other current liabilities	239.6	39.9	7.9	--	287.4
Income taxes payable	6.3	--	1.1	--	7.4
Intercompany payables	241.5	--	--	(241.5)	--
Intercompany notes payable	718.1	--	--	(718.1)	--
Total current liabilities	1,670.1	89.9	24.2	(959.6)	824.6

Long-term debt, excluding current maturities	324.1	--	--	--	324.1
Other non-current liabilities	61.8	25.7	--	--	87.5
Total liabilities	2,056.0	115.6	24.2	(959.6)	1,236.2

Stockholders' equity	1,159.5	1,807.2	89.1	(1,896.3)	1,159.5
Total liabilities and stockholders' equity	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$72.3	$54.8	$(25.6)	$--	$101.5

Cash flows from investing activities:
Additions to property, plant and equipment	(31.0)	(10.2)	(0.3)	--	(41.5)
Net cash used in investing activities	(31.0)	(10.2)	(0.3)	--	(41.5)

Cash flows from financing activities:
Issuance of long-term notes	322.5	--	--	--	322.5
Long-term notes issuance costs	(6.2)	--	--	--	(6.2)
Repayments of borrowings	(306.8)	--	--	--	(306.8)
Purchases of treasury stock	(101.4)	--	--	--	(101.4)
Changes in cash overdrafts	12.6	--	--	--	12.6
Proceeds from exercise of stock options	2.1	--	--	--	2.1
Change in intercompany receivable/payable	117.9	(130.9)	13.0	--	--
Net cash provided by (used in) financing activities	40.7	(130.9)	13.0	--	(77.2)

Net increase (decrease) in cash and cash equivalents	82.0	(86.3)	(12.9)	--	(17.2)
Cash and cash equivalents, beginning of period	109.7	427.4	32.3	--	569.4
Cash and cash equivalents, end of period	$191.7	$341.1	$19.4	$--	$552.2

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.5)	$81.5	$(11.0)	$--	$42.0

Cash flows from investing activities:
Additions to property, plant and equipment	(25.0)	(0.2)	(0.5)	--	(25.7)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(24.9)	(0.2)	(0.5)	--	(25.6)

Cash flows from financing activities:
Changes in cash overdrafts	5.2	--	--	--	5.2
Proceeds from exercise of stock options	1.3	--	--	--	1.3
Change in intercompany receivable/payable	53.9	(56.0)	2.1	--	--
Net cash provided by (used in) financing activities	60.4	(56.0)	2.1	--	6.5

Net increase (decrease) in cash and cash equivalents	7.0	25.3	(9.4)	--	22.9
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$84.8	$827.3	$19.0	$--	$931.1

NOTE 19 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

On May 3, 2011, we sold $325 million principal amount of senior unsecured notes due May 15, 2019 ("2019 Notes") in a private offering to qualified institutional buyers under SEC Rule 144A. The 2019 Notes will pay interest at a stated fixed rate of 6.75% per year. Interest will be paid on a semi-annual basis on May 15 and November 15 of each year, beginning November 15, 2011. Net proceeds from the sale of the 2019 Notes were $316.3 million, after an initial issuance discount of approximately $2.5 million and other transaction costs. The effective annualized interest rate of the 2019 Notes after giving effect to the original issuance discount is 6.875%.

The obligation to pay principal and interest on the 2019 Notes is jointly and severally guaranteed on a full and unconditional basis by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. The 2019 Notes and the guarantees will be our general unsecured senior obligations and, therefore, will be subordinated to all of our and the guarantors' existing and future collateralized debt to the extent of the assets collateralizing that debt. In addition, the 2019 Notes will be effectively subordinated to all of the liabilities of our subsidiaries that are not guaranteeing the 2019 Notes, to the extent of the assets of those subsidiaries.

The 2019 Notes contain covenants that could, in certain circumstances, limit our ability to issue additional debt, repurchase shares of our common stock, or make certain other restricted payments.

The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of a subsidiary are, therefore, reflected in its parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,302.8	$3,711.1	$154.7	$(3,902.8)	$4,265.8
Cost of products sold	2,701.3	3,443.2	110.4	(3,902.8)	2,352.1
Gross profit	1,601.5	267.9	44.3	--	1,913.7

Operating expenses:
Selling, general and administrative	1,409.0	34.6	40.2	--	1,483.8
Depreciation and amortization	72.0	1.5	2.2	--	75.7
Impairment of long-lived assets	2.3	1.7	--	--	4.0
Total operating expenses	1,483.3	37.8	42.4	--	1,563.5

Operating income	118.2	230.1	1.9	--	350.2

Interest income	0.8	10.3	5.9	(14.4)	2.6
Interest expense	(56.3)	--	--	14.4	(41.9)
Other (loss) income	(0.9)	0.9	--	--	--

Income from continuing operations before income taxes	61.8	241.3	7.8	--	310.9
Income tax expense	26.4	90.6	3.2	--	120.2
Equity in earnings of subsidiaries, net of income taxes	170.7	2.8	--	(173.5)	--

Income from continuing operations	206.1	153.5	4.6	(173.5)	190.7
Discontinued operations, net of income taxes	--	15.4	--	--	15.4

Net income	$206.1	$168.9	$4.6	$(173.5)	$206.1

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,107.1	$3,295.3	$178.8	$(3,507.6)	$4,073.6
Cost of products sold	2,523.4	3,056.9	127.8	(3,507.6)	2,200.5
Gross profit	1,583.7	238.4	51.0	--	1,873.1

Operating expenses:
Selling, general and administrative	1,376.0	15.1	43.9	--	1,435.0
Depreciation and amortization	76.2	0.4	4.5	--	81.1
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	1,453.7	15.5	48.4	--	1,517.6

Operating income	130.0	222.9	2.6	--	355.5

Interest income	1.6	9.5	5.5	(11.8)	4.8
Interest expense	(55.7)	--	(0.2)	11.8	(44.1)
Other loss	(1.6)	--	--	--	(1.6)

Income from continuing operations before income taxes	74.3	232.4	7.9	--	314.6
Income tax expense	32.0	81.5	4.6	--	118.1
Equity in earnings of subsidiaries, net of income taxes	162.7	(1.2)	9.4	(170.9)	--

Income from continuing operations	205.0	149.7	12.7	(170.9)	196.5
Discontinued operations, net of income taxes	--	8.5	--	--	8.5

Net income	$205.0	$158.2	$12.7	$(170.9)	$205.0

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2008

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,108.9	$3,088.6	$142.9	$(3,305.6)	$4,034.8
Cost of products sold	2,527.4	2,874.1	106.9	(3,305.6)	2,202.8
Gross profit	1,581.5	214.5	36.0	--	1,832.0

Operating expenses:
Selling, general and administrative	1,385.8	10.7	38.6	--	1,435.1
Depreciation and amortization	81.8	0.1	1.1	--	83.0
Impairment of long-lived assets	2.2	--	0.6	--	2.8
Total operating expenses	1,469.8	10.8	40.3	--	1,520.9

Operating income (loss)	111.7	203.7	(4.3)	--	311.1

Interest income	2.4	35.2	5.6	(28.6)	14.6
Interest expense	(63.5)	--	--	28.6	(34.9)
Other loss	(2.4)	--	--	--	(2.4)

Income from continuing operations before income taxes	48.2	238.9	1.3	--	288.4
Income tax expense	18.9	85.8	0.5	--	105.2
Equity in earnings of subsidiaries, net of income taxes	160.1	0.6	7.4	(168.1)	--

Income from continuing operations	189.4	153.7	8.2	(168.1)	183.2
Discontinued operations, net of income taxes	--	6.2	--	--	6.2

Net income	$189.4	$159.9	$8.2	$(168.1)	$189.4

Condensed Consolidating Balance Sheets

At December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Balance Sheets

At December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$77.8	$802.0	$28.4	$--	$908.2
Accounts and notes receivable, net	296.3	25.1	1.1	--	322.5
Inventories	617.1	31.5	22.0	--	670.6
Other current assets	107.2	3.4	3.8	--	114.4
Intercompany receivables	--	213.2	9.1	(222.3)	--
Intercompany notes receivable	--	683.4	--	(683.4)	--
Total current assets	1,098.4	1,758.6	64.4	(905.7)	2,015.7

Property, plant and equipment, net	265.9	6.5	9.9	--	282.3
Goodwill, net	2.8	0.5	35.6	--	38.9
Other assets, net	68.4	15.1	8.9	--	92.4
Investment in subsidiaries	1,739.5	72.5	--	(1,812.0)	--
Total assets	$3,175.0	$1,853.2	$118.8	$(2,717.7)	$2,429.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	179.0	$60.2	$23.7	--	$262.9
Accrued expenses and other current liabilities	310.6	41.4	8.7	--	360.7
Income taxes payable	30.2	--	0.7	--	30.9
Intercompany payables	222.3	--	--	(222.3)	--
Intercompany notes payable	683.4	--	--	(683.4)	--
Total current liabilities	1,425.5	101.6	33.1	(905.7)	654.5

Long-term debt	627.8	--	--	--	627.8
Other non-current liabilities	73.4	25.3	--	--	98.7
Total liabilities	2,126.7	126.9	33.1	(905.7)	1,381.0

Stockholders' equity	1,048.3	1,726.3	85.7	(1,812.0)	1,048.3
Total liabilities and stockholders' equity	$3,175.0	$1,853.2	$118.8	$(2,717.7)	$2,429.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$45.9	$100.1	$9.0	$--	$155.0

Cash flows from investing activities:
Additions to property, plant and equipment	(65.0)	(12.5)	(2.6)	--	(80.1)
Dividends received from subsidiary	1.7	--	--	(1.7)	--
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(63.2)	(12.5)	(2.6)	(1.7)	(80.0)

Cash flows from financing activities:
Purchases of treasury stock	(398.8)	--	--	--	(398.8)
Payments of dividends	(26.5)	--	(1.7)	1.7	(26.5)
Changes in cash overdrafts	7.5	--	--	--	7.5
Proceeds from exercise of stock options	4.0	--	--	--	4.0
Change in intercompany receivable/payable	463.0	(462.2)	(0.8)	--	--
Net cash provided by (used in) financing activities	49.2	(462.2)	(2.5)	1.7	(413.8)

Net increase (decrease) in cash and cash equivalents	31.9	(374.6)	3.9	--	(338.8)
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$109.7	$427.4	$32.3	$--	$569.4

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$75.2	$139.9	$30.7	$--	$245.8

Cash flows from investing activities:
Additions to property, plant and equipment	(77.2)	(2.2)	(1.6)	--	(81.0)
Acquisition of Mexican subsidiary, net of cash acquired	(0.2)	--	--	--	(0.2)
Dividends received from subsidiary	1.8	--	--	(1.8)	--
Other investing activities	0.4	--	--	--	0.4
Net cash used in investing activities	(75.2)	(2.2)	(1.6)	(1.8)	(80.8)

Cash flows from financing activities:
Payments of dividends	(31.3)	--	(1.8)	1.8	(31.3)
Changes in cash overdrafts	2.2	--	--	--	2.2
Proceeds from exercise of stock options	0.7	--	--	--	0.7
Repayments of borrowings	(43.2)	--	--	--	(43.2)
Change in intercompany receivable/payable	62.0	(47.0)	(15.0)	--	--
Net cash used in financing activities	(9.6)	(47.0)	(16.8)	1.8	(71.6)

Net (decrease) increase in cash and cash equivalents	(9.6)	90.7	12.3	--	93.4
Cash and cash equivalents, beginning of period	87.4	711.3	16.1	--	814.8
Cash and cash equivalents, end of period	$77.8	$802.0	$28.4	$--	$908.2

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2008

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$193.1	$73.1	$8.4	$--	$274.6

Cash flows from investing activities:
Additions to property, plant and equipment	(83.1)	(1.8)	(0.7)	--	(85.6)
Acquisition of Mexican subsidiary, net of cash acquired	(42.0)	--	--	--	(42.0)
Dividends received from subsidiary	1.9	--	--	(1.9)	--
Other investing activities	3.3	--	--	--	3.3
Net cash used in investing activities	(119.9)	(1.8)	(0.7)	(1.9)	(124.3)

Cash flows from financing activities:
Purchases of treasury stock	(111.3)	--	--	--	(111.3)
Payments of dividends	(31.3)	--	(1.9)	1.9	(31.3)
Changes in cash overdrafts	(16.8)	--	--	--	(16.8)
Repayments of borrowings	(5.0)	--	--	--	(5.0)
Issuance of convertible notes	375.0	--	--	--	375.0
Convertible notes issuance costs	(9.4)	--	--	--	(9.4)
Purchase of convertible notes hedges	(86.3)	--	--	--	(86.3)
Sale of common stock warrants	39.9	--	--	--	39.9
Change in intercompany receivable/payable	(169.7)	175.4	(5.7)	--	--
Net cash (used in) provided by financing activities	(14.9)	175.4	(7.6)	1.9	154.8

Net increase in cash and cash equivalents	58.3	246.7	0.1	--	305.1
Cash and cash equivalents, beginning of period	29.1	464.6	16.0	--	509.7
Cash and cash equivalents, end of period	$87.4	$711.3	$16.1	$--	$814.8